13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2008

Check here if Amendment  [x ]; Amendment Number 1
This Amendment (Check only one.):[ x ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18101 Von Karman Avenue
		Suite  700
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Chief Compliance Officer
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      May 15,2008
Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	103
Form 13F Information Table Value Total: 	$404899

List of Other Included Managers:


/
NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579y101      210     2652 SH       SOLE                     2652
99 Cents Only Stors            COM              65440k106      178    17998 SH       SOLE                    17998
Abbott Laboratories            COM              002824100     9466   171639 SH       SOLE                   171639
Adobe Systems Inc              COM              00724f101     1512    42483 SH       SOLE                    42483
Alcatel Lucent ADR             SPONSORED ADR    013904305       70    12176 SH       SOLE                    12176
American International Group   COM              026874107    11311   261515 SH       SOLE                   261515
Amgen                          COM              031162100      782    18729 SH       SOLE                    18729
Anadarko Petroleum Corp        COM              032511107    10291   163265 SH       SOLE                   163265
Anheuser Busch Co Inc          COM              035229103      313     6615 SH       SOLE                     6615
Apollo Group Inc CL A          CL A             037604105     8406   194589 SH       SOLE                   194589
Applied Material Inc           COM              038222105      202    10338 SH       SOLE                    10338
Arrowhead Research Corp        COM              042797100       56    20000 SH       SOLE                    20000
Automatic Data Processing      COM              053015103     8327   196429 SH       SOLE                   196429
Bank of America Corp           COM              060505104      332     8757 SH       SOLE                     8757
Barrick Gold Corp              COM              067901108      349     8026 SH       SOLE                     8026
Bed Bath & Beyond              COM              075896100     9611   325799 SH       SOLE                   325799
Berkshire Hathaway Inc Cl A    CL A             084670108     1734       13 SH       SOLE                       13
Berkshire Hathaway Inc Cl B    CL B             084670207      322       72 SH       SOLE                       72
Blackrock Enhanced Dividend    COM              09251a104      143    13042 SH       SOLE                    13042
BlackRock Floating Income St   COM              09255x100     7330   510503 SH       SOLE                   510503
Blackrock Ltd Duration         COM SHS          09249w101     1061    71699 SH       SOLE                    71699
Boeing Company                 COM              097023105      267     3599 SH       SOLE                     3599
BP Plc Spon Adr                SPONSORED ADR    055622104      349     5758 SH       SOLE                     5758
Cadbury Schweppes ADR F        ADR              127209302    14687   332146 SH       SOLE                   332146
Calamos Strategic Total Ret    COM SH BEN INT	128125101      212    17478 SH       SOLE                    17478
Caterpillar Inc                COM              149123101      224     2864 SH       SOLE                     2864
Chevron Texaco Corp            COM              166764100      777     9097 SH       SOLE                     9097
Cisco Systems Inc.             COM              17275r102     8549   354886 SH       SOLE                   354886
Citigroup Inc                  COM              172967101     6950   324465 SH       SOLE                   324465
Cohen & Steers Slct Util Fd    COM              19248a109      589    25719 SH       SOLE                    25719
Colgate Palmolive              COM              194162103      295     3792 SH       SOLE                     3792
Conoco Philips                 COM              20825c104      248     3259 SH       SOLE                     3259
Costco                         COM              22160k105      380     5854 SH       SOLE                     5854
Deere & Co                     COM              204199105      293     3642 SH       SOLE                     3642
Dell Inc                       COM              24702r101    15278   766981 SH       SOLE                   766981
DTE Energy Co.                 COM              233331107      291     7475 SH       SOLE                     7475
Devon Energy Corp              COM              25179m103    14176   135872 SH       SOLE                   135872
Diageo ADR                     SPON ADR NEW     25243q205    13957   171627 SH       SOLE                   171627
Dreman/Claymore Dvd & Inc Fd   COM              26153r100      720    50156 SH       SOLE                    50156
Eaton Vance Limited Dur Inc FD COM              27828h105      190    13513 SH       SOLE                    13513
Evergreen Multi-SectorInc Fund COM              30024y104     5548   352038 SH       SOLE                   352038
Exxon Mobil Corp               COM              30231g102     1264    14950 SH       SOLE                    14950
Fannie Mae                     COM              313586109     3629   137862 SH       SOLE                   137862
Fiduciary Claymore Dynm EQ F   COM              31647t100      367    22585 SH       SOLE                    22585
Freddie Mac                    COM              313400301    13935   550336 SH       SOLE                   550336
General Electric Company       COM              369604103    13397   361991 SH       SOLE                   361991
GoldCorp Inc                   COM              380956409      784    20234 SH       SOLE                    20234
Hewlett Packard Company        COM              428236103      324     7093 SH       SOLE                     7093
Home Depot Inc                 COM              437076102    12463   445568 SH       SOLE                   445568
Ibasis Inc                     COM              450732201      121    29533 SH       SOLE                    29533
Int'l Business Machines Corp   COM              459200101      529     4596 SH       SOLE                     4596
Intel Corp.                    COM              458140100      330    15573 SH       SOLE                    15573
International Game Technology  COM              459902102    10124   251772 SH       SOLE                   251772
Johnson & Johnson              COM              478160104      641     9878 SH       SOLE                     9878
JPMorgan Chase                 COM              46625h100      423     9861 SH       SOLE                     9861
Kinross Gold Corp              COM NO PAR       496902404      228    10328 SH       SOLE                    10328
Legg Mason Inc                 COM              524901105     6251   111657 SH       SOLE                   111657
Level 3 Communications Com     COM              52729n100     6833  3222912 SH       SOLE                  3222912
Liberty Media Holding Int A    INT COM SER A    53071m104     8980   556358 SH       SOLE                   556358
McDonalds Corporation          COM              580135101      351     6287 SH       SOLE                     6287
Microsoft Corp.                COM              594918104    10390   366104 SH       SOLE                   366104
Nalco Chemical Company         COM              62985q101    10386   491052 SH       SOLE                   491052
National Oilwell Varco Inc     COM              637071101      622    10658 SH       SOLE                    10658
Nextwave Wireless Inc          COM              65337y102     1812   358881 SH       SOLE                   358881
Novartis AG ADR                SPONSORED ADR   	66987V109    12928   252354 SH       SOLE                   252354
Nueberger Berman CA Interm Mu  COM              64123c101      358    27200 SH       SOLE                    27200
Nuveen CA Insured Prem Inc Mu  COM              6706l0102      204    15900 SH       SOLE                    15900
Nuveen CA Muni Value Fund      COM              67062c107     7611   783896 SH       SOLE                   783896
Nuveen CA Municipal Market Op  COM              67062U107      199    15200 SH       SOLE                    15200
Nuveen Multi Strategy Inc & G  COM SHS          67073d102      142    13977 SH       SOLE                    13977
Nuveen NJ Investment Qual Muni COM              670971100      242    18700 SH       SOLE                    18700
Nuveen NJ Premium Inc Muni     COM              67101n106      372    28100 SH       SOLE                    28100
Nuveen Select Tax Free Inc PortSH BEN INT       67063c106     2074   150371 SH       SOLE                   150371
Oracle Corp                    COM              68389x105      752    38467 SH       SOLE                    38467
Pan American Silver Corp       COM              697900108      218     5671 SH       SOLE                     5671
PCM Fund Inc                   COM              69323t101    10942  1079098 SH       SOLE                  1079098
Pepsico Inc                    COM              713448108      341     4717 SH       SOLE                     4717
Pfizer Inc.                    COM              717081103      397    18950 SH       SOLE                    18950
Pimco CA Municipal Inc Fd III  COM              72201c109     2557   184702 SH       SOLE                   184702
Pimco Corporate Opport Fund    COM              72201b101     5347   373678 SH       SOLE                   373678
Pimco Floating Rate Strtgy F   COM              72201j104     7326   583281 SH       SOLE                   583281
Pimco NY Muni Inc Fund         COM              72201e105      271    21100 SH       SOLE                    21100
PremierWest Bancorp            COM              740921101     3524   350659 SH       SOLE                   350659
Procter & Gamble Co            COM              742718109      592     8444 SH       SOLE                     8444
Qualcomm Inc                   COM              747525103    30825   751819 SH       SOLE                   751819
Royal Dutch Shell Plc - Adr A  SPON ADR A       780259206      232     3364 SH       SOLE                     3364
S&P Dep Receipts Trust Ser I   UNIT SER I       78462f103     1541    11675 SH       SOLE                    11675
Samaritan Pharimaceuticals     COM              79586q108        4    13000 SH       SOLE                    13000
Sclumberger LTD.               COM              806857108      388     4455 SH       SOLE                     4455
Smith International            COM              832110100     1285    20003 SH       SOLE                    20003
SVB Financial Group            COM              78486q101     1065    24398 SH       SOLE                    24398
Texas Instruments Inc          COM              882508104      223     7898 SH       SOLE                     7898
Time Warner Inc                COM              887317105      164    11747 SH       SOLE                    11747
United Technologies Corp       COM              913017109      244     3545 SH       SOLE                     3545
Verizon Communication          COM              92343v104      372    10195 SH       SOLE                    10195
Wal Mart Stores Inc            COM              931142103    10304   195597 SH       SOLE                   195597
Walt Disney Co                 COM DISNEY       254687106     8965   285692 SH       SOLE                   285692
Washington Mutual Inc          COM              939322103     3259   316447 SH       SOLE                   316447
Waste Management Inc           COM              94106l109     7601   226489 SH       SOLE                   226489
Wells Fargo & Company          COM              949746fa4      279     9585 SH       SOLE                     9585
Western Asset Emerg Mkts Debt  COM              95766a101     7441   427864 SH       SOLE                   427864
Western Asset/Claymore US Trea COM              95766r104      219    18274 SH       SOLE                    18274
Western Union                  COM              959802109    13921   654502 SH       SOLE                   654502